Consolidated Statements of Operations - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Other Income (Loss):
Revenues			$ 110,368,000	$ 73,910,000	$ 121,015,000	$ 120,406,000
Operating expenses:
Platform operations			52,368,000	38,066,000	59,458,000	59,691,000
Sales and marketing			25,689,000	22,190,000	31,608,000	31,119,000
Technology and development			8,046,000	6,994,000	9,709,000	8,052,000
General and administrative			13,187,000	5,757,000	8,126,000	7,918,000
Total operating expenses			99,290,000	73,007,000	108,901,000	106,780,000
Income from operations			11,078,000	903,000	12,114,000	13,626,000
Interest expense, net			(1,808,000)	(2,570,000)	(3,285,000)	(4,145,000)
Other income (expense), net			20,000	640,000	646,000	(1,965,000)
Total other expense, net			(1,788,000)	(1,930,000)	(2,639,000)	(6,110,000)
Income (loss) from operations before income taxes			9,290,000	(1,027,000)	9,475,000	7,516,000
(Provision for) benefit from taxes			(3,141,000)	215,000	(2,780,000)	(2,029,000)
Net income (loss)			6,149,000	(812,000)	6,695,000	5,487,000
Less: Net loss attributable to noncontrolling interest			539,000	524,000	632,000
Net income (loss) attributable to common members			$ 6,688,000	$ (288,000)	$ 7,327,000	$ 5,487,000
Basic			$ 0.15	$ (0.01)	$ 0.17	$ 0.13
Diluted			$ 0.14	$ (0.01)	$ 0.17	$ 0.13
Basic			43,499,745	43,395,968	43,399,728	43,367,583
Diluted			47,841,702	43,395,968	43,399,728	43,367,583
Mcap Acquisition Corp [Member]
Formation costs and other operating expenses	$ 18,950	$ 504,323	$ 1,312,020
Other Income (Loss):
Warrant issuance costs			(832,378)
Interest income		4,070	20,386
Change in fair value of warrant liability		(4,100,000)	(772,251)
Weighted average shares outstanding, basic and diluted	6,875,000
Operating expenses:
Income from operations		(504,323)	(1,312,020)
Net income (loss)	$ (18,950)		(2,896,263)
Net income (loss) attributable to common members	$ (18,950)	$ (4,600,253)	$ (2,896,263)
Mcap Acquisition Corp [Member] | Class A Common Stock Subject to Redemption
Operating expenses:
Basic		$ (0.12)	$ (0.09)
Basic		31,625,000
Diluted		31,625,000	24,674,451
Mcap Acquisition Corp [Member] | Class B non-redeemable common stock
Operating expenses:
Basic		$ (0.12)	$ (0.09)
Diluted		7,906,250	7,906,250